Label	Element	Value
Neuberger Disrupters ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Expense Heading [Optional Text]	oef_ExpenseHeading	(1) The fee table and expense example included in the Fund’s Summary Prospectus and Prospectus are hereby deleted and replaced with the following:
Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 08, 2028
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	“Fee waivers and/or expense reimbursement” have been restated to reflect the Fee Waiver as described in footnote 2 below, which is higher than the prior contractual fee waiver.
Expense Example [Heading]	oef_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table. Actual performance and expenses may be higher or lower.

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock
Neuberger Berman ETF Trust Neuberger Disrupters ETF Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information, each dated December 18, 2025, as amended and supplemented

This supplement describes important changes affecting Neuberger Disrupters ETF (the “Fund”) effective immediately. If you have any questions regarding these changes, please contact Neuberger Berman Investment Advisers LLC (“NBIA”) at 877-628-2583.
Increase of the Fund’s Contractual Management Fee Waiver: Effective immediately, the Fund’s contractual management fee waiver will increase from 0.10% of the Fund’s average daily net assets to 0.25% of the Fund’s average daily net assets, as described below. As a result, effective immediately:
(2)     The last paragraph in the “Management of the Fund — Investment Manager” section of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:
Effective June 11, 2026, NBIA has contractually undertaken to waive its management fee by 0.25% of the Fund's average daily net assets until 4/8/2028. Prior to June 11, 2026, NBIA had contractually undertaken to waive its management fee by 0.10% of the Fund's average daily net assets.
(3)     The disclosure regarding the Fund’s contractual expense limitation arrangement in the “Investment Management and Administration Services — Contractual Expense Limitation and Fee Waivers” section of the Statement of Additional Information is hereby deleted and replaced with the following:
For Neuberger Disrupters ETF, NBIA has contractually undertaken to waive its management fee by 0.25% of the Fund’s average daily net assets. The undertaking lasts until April 8, 2028 and may not be terminated during its term without the consent of the Board. Prior to June 11, 2026, NBIA had contractually undertaken to waive its management fee by 0.10% of the Fund's average daily net assets.
The date of this supplement is June 11, 2026.
Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104
877.628.2583
www.nb.com

Neuberger Disrupters ETF | Neuberger Disrupters ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Shareholder Fee, Other	oef_ShareholderFeeOther	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.65%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.65%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.40%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	163
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	318
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 768

[1]	“Fee waivers and/or expense reimbursement” have been restated to reflect the Fee Waiver as described in footnote 2 below, which is higher than the prior contractual fee waiver.
[2]	Neuberger Berman Investment Advisers LLC (“NBIA” or the “Manager”) has contractually undertaken to waive its management fee by 0.25% of the Fund’s average daily net assets (“Fee Waiver”). The undertaking lasts until 4/8/2028 and may not be terminated during its term without the consent of the Board of Trustees.